Business Segments (Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 441,023	$ 442,443	$ 434,424	$ 406,851	$ 396,070	$ 394,400	$ 380,779	$ 351,852	$ 1,724,741	$ 1,523,101	$ 1,031,935
Long-Lived Assets	51,928				44,735				51,928	44,735	40,105
Domestic [Member]
Segment Reporting Information [Line Items]
Revenues									1,643,598	1,446,805	958,342
Long-Lived Assets	49,837				42,341				49,837	42,341	38,099
Foreign [Member]
Segment Reporting Information [Line Items]
Revenues									81,143	76,296	73,593
Long-Lived Assets	$ 2,091				$ 2,394				$ 2,091	$ 2,394	$ 2,006